Investments subject to significant influence (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Aug. 27, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments subject to significant influence
Balance at December 31, 2021		$ 7,701	$ 7,727	$ 14,438	$ 11,860
Change in fair value		(1,121)	(312)	3,777	2,220
Investment		3,601	870		5,318
Share of loss		(3,077)	(213)	(71)	(90)
Foreign currency translation		(105)	41	(135)	(34)
Balance at September 30, 2022		6,999	7,701	7,727	14,438
Sama | Carried at fair value
Investments subject to significant influence
Balance at December 31, 2021		5,719	5,498	10,009	6,689
Change in fair value		(245)	(221)	4,511	1,534
Investment		0			5,318
Share of loss		0
Foreign currency translation		0
Balance at September 30, 2022		5,474	5,719	5,498	10,009
Fjordland | Carried at fair value
Investments subject to significant influence
Balance at December 31, 2021		1,325	1,209	431	1,077
Change in fair value		(876)	(91)	(734)	686
Investment		0
Share of loss		0
Foreign currency translation		(41)	(25)	(44)	(40)
Balance at September 30, 2022		408	1,325	$ 1,209	$ 431
SNC
Investments subject to significant influence
Investment	$ 870,000
SNC | Equity method
Investments subject to significant influence
Balance at December 31, 2021		657
Change in fair value		0
Investment		3,601	870
Share of loss		(3,077)	(213)
Foreign currency translation		(64)
Balance at September 30, 2022		$ 1,117	$ 657